Other Income and Other Expenses (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Other Income
(a)	Details of other income for the years ended December 31, 2017, 2018 and 2019 are as follows:

(In millions of won)
	2017		2018	2019
Foreign currency gain	~~W~~	969,425	970,306	1,174,376
Gain on disposal of property, plant and equipment		101,227	6,620	35,788
Gain on disposal of intangible assets		308	239	552
Reversal of impairment loss on intangible assets		35	348	960
Rental income		2,212	3,584	3,098
Gain on disposal of non-current assets held for sales		—	—	8,353
Others		8,539	23,040	44,124

	~~W~~	1,081,746	1,004,137	1,267,251

Summary of Other Expenses
(b)	Details of other expenses for the years ended December 31, 2017, 2018 and 2019 are as follows:

(In millions of won)
	2017		2018	2019
Foreign currency loss	~~W~~	1,189,193	1,030,084	1,235,054
Other bad debt expenses		1,798	4	1,379
Loss on disposal of property, plant and equipment		20,030	15,048	40,897
Impairment loss on property, plant and equipment		—	43,601	1,550,430
Loss on disposal of intangible assets		30	—	139
Impairment loss on intangible assets		1,809	82	249,450
Donations		17,152	7,698	693
Others		443	18,716	19,701

	~~W~~	1,230,455	1,115,233	3,097,743